Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts from Exchange Rates

Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	June 30, 2025	December 31, 2024
VND exchange rate for balance sheet items, except for equity accounts	26,103	25,488
RMB exchange rate for balance sheet items, except for equity accounts	7.1672	7.2985

	For the Six Months Ended June 30,
	2025	2024
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	25,696	24,962
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	7.2524	n/a

Schedule of Disaggregated Revenue

For the six months ended June 30, 2025 and 204, the Company disaggregated revenue into two streams as the following table:

	For the Six Months Ended June 30,
	2025	2024
Revenues to related parties:
Sales of solar cells and silicon material	$23,828,295	$112,287,775
Provision of facilitation services	1,257,254	—
	25,085,549	112,287,775
Revenues to third parties:
Sales of solar cells	114,019,674	25,790,220
	114,019,674	25,790,220
Total revenue	$139,105,223	$138,077,995

Schedule of Disaggregates the Company’s Revenues

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the six months ended June 30, 2025 and 2024.

	For the Six Months Ended June 30,
	2025	2024
Asia	$56,179,952	$138,077,995
USA	82,925,271	—
Total	$139,105,223	$138,077,995

Schedule of Disaggregates the Geographic Information

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of June 30, 2025 and December 31, 2024.

	June 30, 2025	December 31, 2024
Asia	$100,749,014	$110,203,576
USA	44,059,204	37,909,237
Ethiopia	83,702,510	34,488,476
Total	$228,510,728	$182,601,289